STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Current assets:
Cash and cash equivalents	$ 308,823	$ 370,549	$ 255,831	$ 236,512	$ 289,169	$ 299,935
Accounts receivable-net	359,282	368,658		344,371
Related party receivable	4,887	4,361		2,933
Settlement assets	118,300	46,840		29,044
Prepaid expenses	11,783	8,642		10,059
Other	34,319	20,947		8,031
Total current assets	837,394	819,997		630,950
Customer incentives	18,684	17,493		9,619
Property and equipment-net	157,704	152,310		81,056
Intangible assets-net	862,234	916,198		1,035,891
Goodwill	1,532,374	1,532,374		1,532,374	1,049,150
Deferred taxes	12,292	4,292		28,168
Other assets	24,950	47,046		52,459
Total assets	3,445,632	3,489,710		3,370,517
Current liabilities:
Accounts payable and accrued expenses	187,618	193,706		163,380
Related party payable	760	3,814		12,466
Settlement obligations	275,078	208,669		229,131
Current portion of note payable to related party	16,000	3,803		3,813
Current portion of note payable	36,500	12,408		11,938
Deferred income	10,886	7,313		3,987
Current maturities of capital lease obligations	4,274	4,607		112
Other	2,087	6,400
Total current liabilities	533,203	440,720		424,827
Long-term liabilities:
Note payable to related party	300,000	373,592		377,437
Note payable	889,355	1,364,906		1,363,090
Capital lease obligations	9,985	12,322
Deferred taxes	9,263	9,263		4,043
Other	891	33,187		6,407
Total long-term liabilities	1,542,494	1,793,270		1,750,977
Total liabilities	2,075,697	2,233,990		2,175,804
Commitments and contingencies (See Note 10)
Equity:
Common stock, $.00001 par value; 89,637,770 shares authorized; 89,515,617 issued and outstanding at December 31, 2011 and 2010		1		1
Paid-in capital	669,008	581,241		579,726
Retained earnings	16,476	51,970		15,730
Accumulated other comprehensive loss		(9,514)
Total Vantiv, Inc. equity	671,440	623,698		595,457
Non-controlling interests	698,495	632,022		599,256
Total equity	1,369,935	1,255,720	1,201,772	1,194,713	1,162,642
Total liabilities and equity	3,445,632	3,489,710		3,370,517
Class A Common Stock
Equity:
Common stock, $.00001 par value; 89,637,770 shares authorized; 89,515,617 issued and outstanding at December 31, 2011 and 2010	1	1
Class B Common Stock
Equity:
Common stock, $.00001 par value; 89,637,770 shares authorized; 89,515,617 issued and outstanding at December 31, 2011 and 2010